UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2006

Legg Mason Partners

Variable Adjustable Rate

Income Portfolio

Legg Mason Partners Variable

High Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable High Income Portfolio

Semi-Annual Report  •  April 30, 2006

What’s

Inside

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the funds’ investment manager, are not affiliated with Citigroup.

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Letter from the Chairman

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)i growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75%. The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

Both short- and long-term yields rose over the reporting period. During the six months ended April 2006, two-year Treasury yields increased from 4.42% to 4.87%. Over the same period, 10-year Treasury yields moved from 4.58% to 5.07%. During part of the reporting period the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries. This has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve was largely a function of strong foreign demand for longer-term bonds. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index,iv returned 0.56%.

Legg Mason Partners Variable Portfolios III, Inc.          I

The high yield market generated positive returns during the reporting period, supported by generally strong corporate profits and low default rates. In addition, there was overall solid demand and limited supply as new issuance waned. These factors tended to overshadow several company specific issues, mostly surrounding the automobile industry. During the six-month period ended April 30, 2006, the Citigroup High Yield Market Indexv returned 4.56%.

Emerging markets debt continued to produce solid results over the reporting period, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 4.85% during the six-month reporting period. A strengthening global economy, solid domestic spending and high energy and commodity prices continue to support many emerging market countries. In addition, a number of these counties have strengthened their balance sheets in recent years. These positives more than offset the potential negatives associated with rising U.S. interest rates.

Legg Mason Partners Variable Adjustable Rate Income Portfolio1

For the six months ended April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio returned 1.76%. The fund outperformed the Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average2, which increased 1.47% over the period. The fund’s unmanaged benchmark, the Citigroup 6-month U.S. Treasury Bill Index,vii returned 2.04% for the same time frame.

Legg Mason Partners Variable High Income Portfolio1

For the six months ended April 30, 2006, Legg Mason Partners Variable High Income Portfolio returned 5.37%. The fund outperformed its unmanaged benchmark, the Citigroup High Yield Market Index, which returned 4.56%

[1]	The fund is an underlying investment option of various variable annuity and variable life insurance products. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 38 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Variable Portfolios III, Inc.

for the same period. It also outperformed the Lipper Variable High Current Yield Funds Category Average3, which increased 4.79% over the same time frame.

Within this environment, the funds performed as follows:

Performance Snapshot as of April 30, 2006 (unaudited)

6 months
Variable Adjustable Rate Income Portfolio[4]	1.76%

Citigroup 6-month U.S. Treasury Bill Index	2.04%

Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average	1.47%

Variable High Income Portfolio[4]	5.37%

Citigroup High Yield Market Index	4.56%

Lipper Variable High Current Yield Funds Category Average	4.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.
Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses.
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006 and include the reinvestment of distributions, including returns of capital, if any, calculated among the 38 funds in the variable short-intermediate investment grade debt funds category and among 102 funds in the variable high current yield funds category.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the funds’ investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the funds’ then existing investment management contract to terminate. The funds’ shareholders previously

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 102 funds in the Fund’s Lipper category, and excluding sales charges.

[4]	The fund is an underlying investment option of various variable annuity and variable life insurance products. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

Legg Mason Partners Variable Portfolios III, Inc.         III

approved a new investment management contract between the funds and the Manager, which became effective on December 1, 2005.

Prior to May 1, 2006 the funds were known as Travelers Series Fund Inc.-SB Adjustable Rate Income Portfolio and Smith Barney High Income Portfolio, respectively. The funds’ investment strategy and objective have not changed.

Information About Your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the funds and their Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2006

IV         Legg Mason Partners Variable Portfolios III, Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

RISKS: Keep in mind, the fund is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Adjustable rate securities are subject to additional risks such as prepayment risk. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the fund’s prospectus for more information on these and other risks.

Legg Mason Partners Variable High Income Portfolio

RISKS: Keep in mind, high-yielding bonds are rated below investment grade and carry more risk than higher rated securities. Also, the fund is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi	JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii	The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

Legg Mason Partners Variable Portfolios III, Inc.         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         1

Fund at a Glance (unaudited)

Legg Mason Partners Variable High Income Portfolio

2         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Legg Mason Partners Variable Adjustable Rate Income Portfolio	1.76%	$1,000.00	$1,017.60	0.85%	$4.25

Legg Mason Partners Variable High Income Portfolio	5.37	1,000.00	1,053.70	0.65	3.31

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of contractual or voluntary fee waivers) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Legg Mason Partners Variable Adjustable Rate Income Portfolio	5.00%	$1,000.00	$1,020.58	0.85%	$4.26

Legg Mason Partners Variable High Income Portfolio	5.00	1,000.00	1,021.57	0.65	3.26

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of contractual or voluntary fee waivers) are equal each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Face Amount	Rating‡	Security	Value

ASSET-BACKED SECURITIES — 32.3%
Automobiles — 2.8%
$450,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 4.741% due 5/6/12 (a)(b)	$450,486
250,000	AAA	Capital One Auto Finance Trust, Series 2004-B, Class A4, 4.859% due 8/15/11 (a)(b)	250,211
400,000	AAA	Franklin Auto Trust, Series 2004-1, Class A2, 3.570% due 3/16/09 (b)	397,184

		Total Automobiles	1,097,881

Credit Card — 1.9%
350,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 5.126% due 12/22/08 (a)(b)	350,360
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 4.949% due 12/15/10 (a)(b)	376,515

		Total Credit Card	726,875

Diversified Financial Services — 1.8%
		Business Loan Express:
98,519	Aaa(c)	Series 2001-1A, Class A, 5.426% due 7/20/27 (a)(d)	99,225
370,027	AAA	Series 2002-AA, Class A, 5.311% due 6/25/28 (a)(b)(d)	372,994
88,415	AAA	Series 2003-2A, Class A, 5.618% due 1/25/32 (a)(d)	89,937
156,209	AAA	Series 2003-AA, Class A, 5.699% due 5/15/29 (a)(d)	159,623

		Total Diversified Financial Services	721,779

Home Equity — 19.2%
400,000	AAA	Aegis Asset-Backed Securities Trust, Series 2004-5, Class 1A2, 5.158% due 3/25/31 (a)(b)	400,602
178,976	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 5.208% due 9/25/34 (a)	179,467
116,786	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 5.208% due 10/25/34 (a)	117,069
156,340	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.289% due 11/15/31 (a)	156,442
		Bayview Financial Acquisition Trust:
346,632	AAA	Series 2003-E, Class A, 5.105% due 10/28/34 (a)(b)	347,313
430,000	AAA	Series 2003-G, Class A1, 5.205% due 1/28/39 (a)(b)	430,941
157,782	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 5.218% due 9/25/34 (a)	158,112
		Bear Stearns Asset-Backed Securities Inc:
209,368	AAA	Series 2003-1, Class A1, 5.318% due 11/25/42 (a)	210,086
275,595	AAA	Series 2003-SD1, Class A, 5.268% due 12/25/33 (a)(b)	277,272
70,581	AAA	Series 2003-SD3, Class A, 5.298% due 10/25/33 (a)	70,802
452,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 5.138% due 5/25/35 (a)(b)	452,431
151,064	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.128% due 1/25/33 (a)	151,361

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         5

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Home Equity — 19.2% (continued)
$127,202	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.368% due 7/25/43 (a)(d)	$127,715
600,000	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.088% due 10/25/35 (a)(b)	600,535
269,036	AAA	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4, 5.268% due 11/25/34 (a)(b)	269,937
248,000	AA+	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE16, Class M1, 5.468% due 11/25/31 (a)	248,298
336,687	AAA	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFH4, Class 1A1, 5.118% due 1/25/35 (a)(b)	337,753
33,651	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 5.278% due 8/25/32 (a)	33,690
223,637	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-HE2, Class A2, 2.880% due 10/25/33 (a)	220,584
314,768	AAA	Morgan Stanley ABS Capital I, Series 2005-HE1, Class A3B, 5.038% due 12/25/34 (a)(b)	315,295
90,498	AAA	Morgan Stanley ABS Capital I Trust, Series 2003-HE1, Class A4, 5.318% due 5/25/33 (a)	90,584
450,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.438% due 8/25/34 (a)(b)	453,139
418,322	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.238% due 2/25/33 (a)(b)	419,563
		Renaissance Home Equity Loan Trust:
262,411	AAA	Series 2003-2, Class A, 5.258% due 8/25/33 (a)(b)	263,273
303,984	AAA	Series 2003-3, Class A, 5.459% due 12/25/33 (a)(b)	306,423
240,998	AAA	Residential Asset Securities Corp., Series 2002-KS4, Class A11B, 5.209% due 7/25/32 (a)	241,283
31,288	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.068% due 3/25/32 (a)	31,334
32,445	AAA	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class A2, 5.068% due 2/25/34 (a)	32,463
47,417	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 5.268% due 8/25/31 (a)	47,605
4,046	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.158% due 1/25/34 (a)	4,054
		Structured Asset Investment Loan Trust:
55,481	AAA	Series 2003-BC1, Class A2, 5.158% due 1/25/33 (a)	55,599
85,785	AAA	Series 2003-BC10, Class 3A5, 5.298% due 10/25/33 (a)	85,884
400,000	AAA	Series 2005-2, Class A3, 5.068% due 3/25/35 (a)(b)	400,462

		Total Home Equity	7,537,371

Other — 0.6%
231,475	AAA	Lehman XS Trust, Series 2005-2, Class 2A1A, 4.968% due 7/25/35 (a)	231,790

See Notes to Financial Statements.

6         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Student Loan — 6.0%
$400,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2, 4.901% due 10/25/35 (a)(b)	$401,609
308,130	AAA	Countrywide Home Equity Loan Trust, Series 2004-J, Class 2A, 5.191% due 12/15/33 (a)(b)	308,912
135,052	AAA	Morgan Stanley ABS Capital I, Series 2004-NC5, Class A2, 5.259% due 5/25/34 (a)	135,268
		Saco I Trust:
227,377	Aaa(c)	Series 2005-02, Class A, 5.018% due 4/25/35 (a)(d)	227,457
339,918	AAA	Series 2005-8, Class A1, 5.098% due 11/25/20 (a)(b)	340,174
357,835	AAA	Series 2005-10, Class 1A, 5.078% due 6/25/36 (a)(b)	358,202
163,897	AAA	Series 2005-WM3, Class A1, 5.078% due 9/25/33 (a)	164,019
400,000	AAA	Series 2006-5, Class 1A, 5.150% due 4/25/36 (a)(b)	400,000

		Total Student Loan	2,335,641

		TOTAL ASSET-BACKED SECURITIES (Cost — $12,638,031)	12,651,337

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5%
300,000	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33 (b)	289,449
		Banc of America Mortgage Securities Inc.:
141,967	AAA	Series 2003-F, Class 1A1, 2.969% due 7/25/33 (a)	141,963
101,814	AAA	Series 2004-A, Class 1A1, 3.453% due 2/25/34 (a)	101,499
500,000	AAA	Series 2004-E, Class 2A3, 4.113% due 6/25/34 (a)(b)	491,022
147,669	Aaa(c)	Series 2005-A, Class 2A1, 4.465% due 2/25/35 (a)	143,701
94,719	AAA	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 5.238% due 11/25/34 (a)	94,990
		Bear Stearns ARM Trust:
219,261	AAA	Series 2004-I2, Class 1A1, 4.212% due 2/25/35 (a)	215,136
184,501	AAA	Series 2005-6 Class 1A1, 5.122% due 8/25/35 (a)	183,209
304,623	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.418% due 10/25/33 (a)(b)	304,799
		Countrywide Home Loan Mortgage Pass-Through Trust:
149,835	AAA	Series 2001-HYB1, Class 1A1, 5.317% due 6/19/31 (a)	150,277
116,845	AAA	Series 2002-26, Class A4, 5.318% due 12/25/17 (a)	117,218
70,292	Aaa(c)	Series 2004-19, Class A1, 5.500% due 10/25/34	70,104
389,572	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.268% due 6/25/34 (a)(b)	387,257
		Federal Home Loan Mortgage Corp. (FHLMC):
230,732	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	230,173
292,974	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16 (b)	292,135
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
347,472	AAA	Series 2001-T1, Class A2, 5.146% due 10/25/25 (a)(b)	363,140
189,429	AAA	Series 2002-T18, Class A5, 5.137% due 5/25/42 (a)	191,523
151,848	AAA	Series 2002-T19, Class A4, 5.125% due 3/25/42 (a)	153,292
197,024	AAA	Series 2004-T2, Class 2A, 5.116% due 7/25/43 (a)	199,021

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         7

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (continued)
		REMIC Trust:
$238,440	AAA	Series 1997-20, Class F, 4.158% due 3/25/27 (a)	$237,977
110,649	AAA	Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	103,808
273,426	AAA	Series 2003-117, Class KF, PAC, 5.218% due 8/25/33 (a)(b)	275,412
50,173	AAA	Series 2003-124, Class F, 5.118% due 1/25/34 (a)	50,354
485,531	AAA	Series 2002-W7, Class A6, 5.174% due 10/25/27 (a)(b)	489,992
146,487	AAA	Series 2005-86, Class FC, 5.259% due 10/25/35 (a)	146,244
		Whole Loan:
89,990	AAA	Series 2003-W06, Class F, 5.168% due 9/25/42 (a)	90,518
110,123	AAA	Series 2003-W14, Class 2A, 5.016% due 1/25/43 (a)	111,346
196,566	AAA	Series 2003-W15, Class 3A, 5.122% due 12/25/42 (a)	198,955
347,224	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 6.009% due 2/25/36 (a)(b)	349,132
76,693	AAA	GGP Mall Properties Trust, Series 2001-C1A, Class A3, 5.449% due 2/15/14 (a)(d)	76,741
259,177	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNEA, Class A, 5.550% due 1/17/18 (a)(d)	259,570
123,068	AA+	IMPAC CMB Trust, Series 2003-8, Class 1A2, 5.318% due 10/25/33 (a)	123,153
94,768	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.218% due 11/25/34 (a)	95,193
451,766	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.458% due 10/25/35 (a)(b)	445,568
240,754	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.310% due 9/26/45 (a)(d)	241,369
332,108	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 5.218% due 11/25/33 (a)(b)	333,656
301,567	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.886% due 12/25/33 (a)(b)	301,567
240,729	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.495% due 2/25/35 (a)	235,389
		Residential Asset Securitization Trust:
112,495	AAA	Series 2003-A11, Class A2, PAC, 5.268% due 11/25/33 (a)	112,777
321,062	AAA	Series 2004-A2, Class 1A3, PAC, 5.218% due 5/25/34 (a)(b)	322,284
340,522	AAA	Series 2004-A4, Class A2, PAC, 5.168% due 8/25/34 (a)(b)	340,758
109,000	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.218% due 6/25/33 (a)	109,066
		Sequoia Mortgage Trust:
31,222	AAA	Series 09, Class 2A, 6.224% due 9/20/32 (a)	31,354
420,552	AAA	Series 2003-2, Class A1, 5.106% due 6/20/33 (a)(b)	420,822
		Structured ARM Loan Trust:
43,832	AAA	Series 2004-01, Class 2A, 5.128% due 2/25/34 (a)	43,881
53,483	AAA	Series 2004-07, Class A1, 5.088% due 6/25/34 (a)	53,509
64,138	Aaa(c)	Series 2004-17, Class A1, 4.786% due 11/25/34 (a)	64,195
138,742	AAA	Series 2005-03XS, Class A2, 5.068% due 1/25/35 (a)	138,914
321,506	AAA	Series 2005-17, Class 4A2, 5.150% due 8/25/35 (a)(b)	318,219
309,738	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)(b)	306,776

See Notes to Financial Statements.

8         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.5% (continued)
		Structured Asset Mortgage Investments Inc.:
		Series 2002 AR1:
$ 52,754	AAA	Class 1A, 6.135% due 3/25/32 (a)	$53,102
71,702	AAA	Class 2A, 5.299% due 3/25/32 (a)	72,223
184,660	AAA	Series 2003-AR2, Class A1, 5.146% due 12/19/33 (a)	184,537
198,572	AAA	Series 2005-AR3, Class 2A1, 5.644% due 8/25/35 (a)	202,463
		Series 2005-AR7:
324,750	AAA	Class 1A1, 5.781% due 12/27/35 (a)(b)	331,328
324,750	AAA	Class 1A2, 4.961% due 12/27/35 (a)(b)	324,750
		Structured Asset Securities Corp.:
84,467	AA(e)	Series 1998-3, Class M1, 5.818% due 3/25/28 (a)	84,570
99,909	AA	Series 1998-8, Class M1, 5.758% due 8/25/28 (a)	100,027
141,127	AAA	Series 2002-8A, Class 7A1, 5.497% due 5/25/32 (a)	141,802
203,609	AAA	Series 2002-16A, Class 1A1, 6.618% due 8/25/32 (a)	204,325
22,812	AAA	Series 2002-18A, Class 4A, 5.867% due 9/25/32 (a)	23,146
35,555	AAA	Series 2003-8, Class 2A9, 5.318% due 4/25/33 (a)	35,712
1,386	AAA	Series 2003-NP3, Class A1, 5.818% due 11/25/33 (a)(d)	1,388
147,772	Aaa(c)	Series 2004-NPI, Class A, 5.218% due 9/25/33 (a)(d)	147,966
311,461	AAA	Series 2005-5N, Class 3A3A, 5.008% due 11/25/35 (a)(b)	311,822
205,456	AAA	Series 2005-RF3, Class 2A, 5.188% due 6/25/35 (a)(d)	208,538
		Thornburg Mortgage Securities Trust:
111,158	AAA	Series 2004-1, Class 12A, 5.268% due 3/25/44 (a)	111,447
165,599	AAA	Series 2004-3, Class A, 5.188% due 9/25/34 (a)	166,429
363,877	AAA	Series 2005-3, Class A4, 5.088% due 10/25/35 (a)(b)	363,386
		Washington Mutual:
236,783	AAA	Series 2003-S6, Class 2A8, 5.218% due 7/25/18 (a)	237,443
98,382	AAA	Series 2004-AR2, Class A, 5.151% due 4/25/44 (a)	99,162
		Washington Mutual Mortgage Pass-Through Certificates:
206,567	AAA	Series 2002-AR1, Class 1A1, 5.959% due 11/25/30 (a)	205,889
26,839	AAA	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (a)	26,757
		Wells Fargo Mortgage Backed Securities Trust:
107,869	Aaa(c)	Series 2003-5, Class A4, PAC, 5.218% due 5/25/33 (a)	108,540
110,556	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)	110,305
45,765	AAA	Series 2004-S, Class A2, 3.540% due 9/25/34 (a)	45,589
217,090	AAA	Series 2004-Y, Class 1A1, 4.570% due 11/25/34 (a)	212,071

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $14,745,435)	14,663,124

MORTGAGE-BACKED SECURITIES — 7.8%
FHLMC — 0.6%
234,073		Federal Home Loan Mortgage Corp. (FHLMC) 5.407% due 1/1/27 (a)	235,884

FNMA — 7.2%
		Federal National Mortgage Association (FNMA):
583,799		5.306% due 9/1/35 (a)	577,258
2,000,000		5.000% due 5/1/36-6/1/36 (f)(g)	1,891,250
363,991		4.546% due 5/1/42 (a)(b)	365,583

		Total FNMA	2,834,091

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $3,094,408)	3,069,975

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         9

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.7%
U.S. Government Agencies — 22.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
$178,535	5.421% due 2/1/23 (a)	$180,488
391,145	5.795% due 4/1/26 (a)(b)	394,254
166,554	5.557% due 7/1/29 (a)	169,648
103,505	5.784% due 8/1/30 (a)	105,719
116,459	3.318% due 10/1/33 (a)	115,213
431,899	One Year LIBOR, 4.064% due 5/1/33 (a)(b)	423,788
	Federal National Mortgage Association (FNMA):
254,053	12.000% due 4/20/16 (b)	291,868
	One Year CMT ARM:
279,420	5.580% due 8/1/15 (a)(b)	280,279
240,350	5.338% due 4/1/20 (a)	239,422
298,401	5.396% due 11/1/25 (a)(b)	301,963
377,208	5.928% due 1/1/26 (a)	382,322
426,737	5.785% due 7/1/26 (a)	435,452
228,550	5.628% due 5/1/28 (a)	230,791
113,510	5.982% due 5/1/28 (a)	115,755
248,796	6.070% due 9/1/30 (a)(b)	254,121
118,602	5.445% due 9/1/32 (a)	119,340
79,884	5.821% due 1/1/33 (a)	80,912
107,136	4.285% due 2/1/33 (a)	106,594
102,212	4.051% due 5/1/33 (a)	100,442
254,050	4.193% due 7/1/33 (a)	246,111
271,722	3.633% due 9/1/33 (a)(b)	262,716
	One Year LIBOR:
41,914	5.908% due 1/1/33 (a)	42,503
149,932	4.161% due 6/1/33 (a)	147,652
232,734	4.060% due 7/1/33 (a)	228,553
88,949	3.128% due 8/1/33 (a)	87,836
123,018	4.106% due 10/1/33 (a)	120,323
318,438	5.079% due 2/1/34 (a)(b)	309,721
378,682	3.382% due 4/1/34 (a)(b)	372,123
239,561	4.282% due 8/1/34 (a)	234,220
304,012	4.731% due 10/1/34 (a)(b)	300,474
407,460	4.287% due 3/1/35 (a)	395,413
	Six Month LIBOR:
79,174	4.872% due 2/1/33 (a)	78,561
154,149	4.271% due 4/1/33 (a)	151,506
209,384	4.558% due 4/1/33 (a)	207,714
122,872	6.345% due 4/1/33 (a)	125,452
94,401	4.566% due 5/1/33 (a)	93,417
38,467	4.430% due 6/1/33 (a)	37,826
245,592	4.503% due 10/1/34 (a)	239,815

See Notes to Financial Statements.

10         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 22.7% (continued)
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
$115,748	4.375% due 5/20/26 (a)	$115,720
89,029	4.375% due 5/20/32 (a)	89,163
66,808	3.500% due 7/20/34 (a)	64,100
372,927	4.000% due 1/20/35 (a)(b)	372,203
252,256	4.000% due 2/20/35 (a)	244,497

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $9,053,071)	8,895,990

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $39,530,945)	39,280,426

SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.1%
839,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity — $839,332; (Fully collateralized by U.S. Treasury obligation, 0.000% due 4/15/10; Market value — $860,196) (b) (Cost — $839,000)	839,000

U.S. Government Agency — 0.5%
175,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.680%-4.703% due 5/15/06 (h) (Cost — $174,681)	174,681

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,013,681)	1,013,681

	TOTAL INVESTMENTS — 102.9% (Cost — $40,544,626#)	40,294,107
	Liabilities in Excess of Other Assets — (2.9)%	(1,142,787)

	TOTAL NET ASSETS — 100.0%	$39,151,320

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(b)	All or a portion of this security is segregated for open futures contracts and mortgage dollar rolls.
(c)	Rating by Moody’s Investors Service.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(g)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 3).
(h)	Zero-coupon bond. Rate represents annualized yield at date of purchase.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 27 and 28 for definitions of ratings.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         11

Schedules of Investments (April 30, 2006) (unaudited) (continued)

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Face Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 96.1%
Aerospace & Defense — 1.5%
$ 810,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$801,900
1,225,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	1,296,969
		DRS Technologies Inc., Senior Subordinated Notes:
20,000	B+	6.625% due 2/1/16	19,900
970,000	B	7.625% due 2/1/18	1,000,312
		L-3 Communications Corp., Senior Subordinated Notes:
650,000	BB+	7.625% due 6/15/12	672,750
45,000	BB+	5.875% due 1/15/15	42,525
325,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	351,000

		Total Aerospace & Defense	4,185,356

Airlines — 1.1%
420,000	B	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 4/1/08	421,269
		Continental Airlines Inc., Pass-Through Certificates:
118,016	B+	Series 2000-2, Class C, 8.312% due 4/2/11	112,428
670,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	666,343
		United Airlines Inc., Pass-Through Certificates:
437,290	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	434,737
888,598	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	881,840
		Series 2001-1:
160,000	NR	Class B, 6.932% due 9/1/11 (a)	163,300
365,000	NR	Class C, 6.831% due 9/1/08 (a)	346,978

		Total Airlines	3,026,895

Auto Components — 1.2%
260,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	263,900
225,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	248,063
		Tenneco Automotive Inc.:
400,000	B	Senior Secured Notes, Series B, 10.250% due 7/15/13	445,000
925,000	B	Senior Subordinated Notes, 8.625% due 11/15/14	941,187
		TRW Automotive Inc.:
530,000	BB-	Senior Notes, 9.375% due 2/15/13	572,400
97,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	107,670
820,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	740,050

		Total Auto Components	3,318,270

Automobiles — 2.3%
		Ford Motor Co.:
5,830,000	BB-	Notes, 7.450% due 7/16/31	4,285,050
200,000	BB-	Senior Notes, 4.950% due 1/15/08	185,984
		General Motors Corp., Senior Debentures:
750,000	B	8.250% due 7/15/23	547,500
1,970,000	B	8.375% due 7/15/33	1,477,500

		Total Automobiles	6,496,034

See Notes to Financial Statements.

12         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Beverages — 0.1%
$ 330,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	$337,425

Biotechnology — 0.2%
620,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	626,200

Building Products — 1.8%
		Associated Materials Inc.:
2,000,000	CCC	Senior Discount Notes, step bond to yield 11.250% due 3/1/14	1,230,000
220,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	229,900
265,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	285,206
2,010,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,070,300
1,275,000	B-	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	1,233,563

		Total Building Products	5,048,969

Capital Markets — 0.8%
1,235,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,364,675
		E*TRADE Financial Corp., Senior Notes:
160,000	B+	7.375% due 9/15/13	163,600
585,000	B+	7.875% due 12/1/15	617,175

		Total Capital Markets	2,145,450

Chemicals — 2.6%
345,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	364,838
1,150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,259,250
675,000	B+	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	655,594
655,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	727,050
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	838,850
1,420,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	1,359,650
1,050,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	1,128,750
225,000	B-	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	237,375
725,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	701,437

		Total Chemicals	7,272,794

Commercial Services & Supplies — 1.4%
850,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	845,750
575,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	626,750
		Cenveo Corp.:
530,000	B+	Senior Notes, 9.625% due 3/15/12	568,425
800,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	778,000
450,000	Caa1(c)	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	490,500
560,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	544,161

		Total Commercial Services & Supplies	3,853,586

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         13

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Communications Equipment — 1.3%
$3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	$2,922,937
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	703,125

		Total Communications Equipment	3,626,062

Computers & Peripherals — 0.5%
		SunGard Data Systems Inc.:
750,000	B-	Senior Notes, 9.125% due 8/15/13 (b)	804,375
565,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (b)	610,200

		Total Computers & Peripherals	1,414,575

Containers & Packaging — 3.3%
725,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	793,875
905,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	934,412
		Graphic Packaging International Corp.:
950,000	B-	Senior Notes, 8.500% due 8/15/11	954,750
450,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	438,750
1,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,060,000
1,220,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,274,900
725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	735,875
		Pliant Corp.:
230,000	D	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	242,938
80,000	D	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	38,000
600,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	407,250
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	357,900
		Smurfit-Stone Container Enterprises Inc., Senior Notes:
600,000	CCC+	9.750% due 2/1/11	616,500
675,000	CCC+	8.375% due 7/1/12	661,500
875,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	809,375

		Total Containers & Packaging	9,326,025

Diversified Consumer Services — 1.3%
		Hertz Corp.:
400,000	B	Senior Notes, 8.875% due 1/1/14 (b)	427,000
2,005,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	2,228,056
		Service Corp. International:
460,000	BB	Debentures, 7.875% due 2/1/13	479,550
570,000	BB	Senior Notes, 6.500% due 3/15/08	572,138

		Total Diversified Consumer Services	3,706,744

Diversified Financial Services — 5.7%
		Alamosa Delaware Inc.:
363,000	A-	Senior Discount Notes, 12.000% due 7/31/09	390,679
650,000	A-	Senior Notes, 11.000% due 7/31/10	722,312

See Notes to Financial Statements.

14         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 5.7% (continued)
$ 160,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	$160,800
115,000	CCC+	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (b)(d)	119,313
		Ford Motor Credit Co., Notes:
475,000	BB-	6.625% due 6/16/08	446,497
775,000	BB-	7.875% due 6/15/10	716,332
610,000	BB-	7.000% due 10/1/13	537,469
		General Motors Acceptance Corp.:
6,920,000	BB	Bonds, 8.000% due 11/1/31	6,578,823
2,480,000	BB	Notes, 6.875% due 8/28/12	2,313,771
812,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	873,915
1,405,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	1,559,550
167,000	B3(c)	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	173,262
420,000	B1(c)	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	429,975
270,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	258,525
725,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	722,281
90,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	96,300

		Total Diversified Financial Services	16,099,804

Diversified Telecommunication Services — 3.5%
615,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	613,462
630,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	678,825
695,000	D	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.232% due 2/1/10 (a)(e)(f)	0
800,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (b)	848,000
375,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	396,094
		Intelsat Ltd.:
200,000	B	Notes, 7.625% due 4/15/12	172,500
825,000	B	Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)	602,250
630,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	655,200
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	301,188
200,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	206,250
406,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	428,838
		Qwest Communications International Inc., Senior Notes:
180,000	B	7.500% due 2/15/14	182,250
935,000	B	Series B, 7.500% due 2/15/14	946,687
		Qwest Corp.:
290,000	BB	Debentures, 7.500% due 6/15/23	289,275
1,890,000	BB	Notes, 8.875% due 3/15/12	2,079,000
1,310,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	1,454,100

		Total Diversified Telecommunication Services	9,853,919

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         15

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Electric Utilities — 2.3%
		Edison Mission Energy, Senior Notes:
$ 640,000	B+	10.000% due 8/15/08	$692,000
325,000	B+	7.730% due 6/15/09	334,344
1,525,000	B+	9.875% due 4/15/11	1,727,062
675,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	641,250
900,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	950,625
1,165,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,333,925
		Reliant Energy Inc., Senior Secured Notes:
270,000	B	9.250% due 7/15/10	275,063
530,000	B	9.500% due 7/15/13	540,600

		Total Electric Utilities	6,494,869

Electrical Equipment — 0.2%
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	704,142

Energy Equipment & Services — 2.0%
1,995,000	B	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	2,407,119
286,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	293,865
1,000,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	1,047,500
1,780,000	B	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,975,843

		Total Energy Equipment & Services	5,724,327

Food Products — 2.6%
175,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	185,281
		Ahold Lease USA Inc., Pass-Through Certificates:
649,445	BB+	Series 2001-A-1, 7.820% due 1/2/20	665,224
400,000	BB+	Series 2001-A-2, 8.620% due 1/2/25	420,592
335,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	335,000
700,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	738,500
1,125,000	BB+	Delhaize America, Inc., Debentures, 9.000% due 4/15/31	1,289,573
1,000,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	1,095,000
		Dole Food Co. Inc.:
1,275,000	B	Debentures, 8.750% due 7/15/13	1,233,562
44,000	B	Senior Notes, 8.875% due 3/15/11	43,120
1,152,000	B	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	1,209,600

		Total Food Products	7,215,452

Health Care Equipment & Supplies — 0.1%
200,000	B-	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13	216,000

Health Care Providers & Services — 5.7%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,227,625
725,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	708,688
		DaVita Inc.:
650,000	B	Senior Notes, 6.625% due 3/15/13	645,125
850,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	854,250

See Notes to Financial Statements.

16         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Health Care Providers & Services — 5.7% (continued)
$ 270,000	B+	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	$285,188
2,925,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	2,830,990
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,903,125
700,000	B-	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	794,500
700,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	695,625
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	652,960
		Tenet Healthcare Corp., Senior Notes:
650,000	B	7.375% due 2/1/13	609,375
3,080,000	B	9.875% due 7/1/14	3,210,900
325,000	B	6.875% due 11/15/31	268,125
1,425,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,398,281

		Total Health Care Providers & Services	16,084,757

Hotels, Restaurants & Leisure — 6.8%
1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,293,500
		Caesars Entertainment Inc., Senior Subordinated Notes:
450,000	BB+	8.875% due 9/15/08	478,125
1,400,000	BB+	8.125% due 5/15/11	1,513,750
725,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	739,500
585,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	612,788
1,425,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	1,371,562
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,358,500
		Hilton Hotels Corp.:
250,000	BB	Notes, 7.625% due 12/1/12	266,310
510,000	BB	Senior Notes, 7.950% due 4/15/07	522,561
25,000	BB-	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	25,156
1,345,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,462,687
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,357,812
565,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	589,013
1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,109,750
725,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	728,625
260,000	B+	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	265,200
1,275,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	1,268,625
750,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	731,250
750,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	751,875
1,225,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,225,000

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         17

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 6.8% (continued)
$1,225,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	$1,209,688
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	287,375

		Total Hotels, Restaurants & Leisure	19,168,652

Household Durables — 2.1%
320,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	337,915
900,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	990,000
1,300,000	BB	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	1,291,259
480,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	505,200
160,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	168,000
375,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 11.073% due 9/1/12	305,625
570,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	605,553
1,200,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,266,000
325,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	336,375

		Total Household Durables	5,805,927

Household Products — 0.7%
		Nutro Products Inc.:
150,000	CCC	Senior Notes, 9.230% due 10/15/13 (b)	153,750
315,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	327,600
925,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	820,938
555,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	543,900

		Total Household Products	1,846,188

Independent Power Producers & Energy Traders — 3.1%
260,000	B+	Aes China Generating Co., Class A, 8.250% due 6/26/10	261,205
		AES Corp.:
240,000	BB-	Secured Notes, 9.000% due 5/15/15 (b)	262,800
		Senior Notes:
1,470,000	B	9.500% due 6/1/09	1,591,275
1,125,000	B	7.750% due 3/1/14	1,178,437
		Dynegy Holdings Inc., Senior Debentures:
1,300,000	B-	7.125% due 5/15/18	1,183,000
1,250,000	B-	7.625% due 10/15/26	1,137,500
		NRG Energy Inc., Senior Notes:
525,000	B-	7.250% due 2/1/14	528,938
2,600,000	B-	7.375% due 2/1/16	2,629,250

		Total Independent Power Producers & Energy Traders	8,772,405

Industrial Conglomerates — 0.4%
445,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (e)	400,500
575,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	600,875

		Total Industrial Conglomerates	1,001,375

See Notes to Financial Statements.

18         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Insurance — 0.2%
$ 555,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	$578,407

Internet & Catalog Retail — 0.4%
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,252,940

IT Services — 0.6%
		Iron Mountain Inc., Senior Subordinated Notes:
700,000	B	8.250% due 7/1/11	709,030
850,000	B	8.625% due 4/1/13	889,313

		Total IT Services	1,598,343

Machinery — 1.3%
175,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	186,813
575,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	609,500
1,200,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,320,000
260,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	274,300
		Terex Corp., Senior Subordinated Notes:
650,000	B	9.250% due 7/15/11	695,500
500,000	B	Series B, 10.375% due 4/1/11	528,750

		Total Machinery	3,614,863

Media — 13.2%
847,600	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (b)	902,625
1,275,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	1,389,750
1,375,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	1,392,187
1,589,557	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	1,619,361
		CCH I Holdings LLC:
		Senior Notes:
1,035,000	CCC-	13.500% due 1/15/14	740,025
1,535,000	CCC-	Step bond to yield 18.099% due 5/15/14	990,075
3,331,000	Caa3(c)	Senior Secured Notes, 11.000% due 10/1/15	2,981,245
400,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	414,000
		CSC Holdings Inc.:
55,000	B+	Debentures, 7.875% due 2/15/18	55,963
1,350,000	B+	Senior Debentures, 7.625% due 7/15/18	1,356,750
		Senior Notes:
740,000	B+	7.250% due 4/15/12 (b)	740,000
		Series B:
300,000	B+	8.125% due 7/15/09	312,750
260,000	B+	7.625% due 4/1/11	265,850
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	572,670
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,107,356

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         19

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Media — 13.2% (continued)
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
$ 569,000	BB-	8.375% due 3/15/13	$610,964
2,275,000	BB-	6.375% due 6/15/15	2,235,187
		EchoStar DBS Corp., Senior Notes:
2,050,000	BB-	6.625% due 10/1/14	1,980,812
75,000	BB-	7.125% due 2/1/16 (b)	73,594
1,100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.515% due 10/15/13	940,500
1,065,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,138,219
500,000	B+	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (d)	510,000
885,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	960,225
1,125,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	1,217,812
325,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	346,125
1,000,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	945,000
870,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	841,725
590,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (b)	607,700
		R.H. Donnelley Corp.:
		Senior Discount Notes:
300,000	B	Series A-1, 6.875% due 1/15/13 (b)	280,500
550,000	B	Series A-2, 6.875% due 1/15/13 (b)	514,250
1,525,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	1,576,469
175,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	195,125
400,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	446,000
550,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	578,875
		Rainbow National Services LLC:
500,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	536,250
620,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	699,050
1,040,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,038,700
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
259,000	B	8.750% due 12/15/11	273,893
1,285,000	B	8.000% due 3/15/12	1,313,912
275,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	280,500
1,070,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (b)	1,067,325
		XM Satellite Radio Inc., Senior Notes:
290,000	CCC	9.649% due 5/1/13 (b)(d)	294,350
530,000	CCC	9.750% due 5/1/14 (b)	535,300
211,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.262% due 8/1/11	222,078

		Total Media	37,101,047

See Notes to Financial Statements.

20         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Metals & Mining — 0.9%
$1,125,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	$1,240,312
200,000	B-	Metals USA, Senior Secured Notes, 11.125% due 12/1/15 (b)	220,000
380,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	427,483
485,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	522,588

		Total Metals & Mining	2,410,383

Multi-Utilities — 0.1%
180,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	194,338

Multiline Retail — 1.5%
		JC Penney Co. Inc., Notes:
950,000	BBB-	8.000% due 3/1/10	1,020,630
705,000	BBB-	9.000% due 8/1/12	810,022
1,510,000	B-	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (b)	1,611,925
667,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	740,370

		Total Multiline Retail	4,182,947

Office Electronics — 0.9%
1,375,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,423,125
1,030,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	1,008,112

		Total Office Electronics	2,431,237

Oil, Gas & Consumable Fuels — 8.0%
700,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	770,000
530,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	547,225
		Chesapeake Energy Corp., Senior Notes:
2,325,000	BB	6.375% due 6/15/15	2,237,812
550,000	BB	6.250% due 1/15/18	523,875
842,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	900,940
		El Paso Corp., Medium-Term Notes:
1,735,000	B-	7.800% due 8/1/31	1,726,325
1,305,000	B-	7.750% due 1/15/32	1,301,737
1,300,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,290,250
530,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	599,957
495,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	492,525
400,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	408,500
955,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,014,688
		Pogo Producing Co., Senior Subordinated Notes:
1,220,000	B+	6.875% due 10/1/17	1,192,550
195,000	B+	Series B, 8.250% due 4/15/11	203,288
135,000	B1(c)	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (b)	138,375
320,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	336,000
1,450,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,464,500
1,185,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,264,987
455,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	484,438

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         21

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 8.0% (continued)
$ 460,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	$457,700
		Williams Cos. Inc.:
		Notes:
1,275,000	B+	7.875% due 9/1/21	1,364,250
2,650,000	B+	8.750% due 3/15/32	3,067,375
600,000	B+	Senior Notes, 7.625% due 7/15/19	633,000

		Total Oil, Gas & Consumable Fuels	22,420,297

Paper & Forest Products — 2.9%
465,000	B+	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	430,125
1,250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,268,750
550,000	B+	Bowater Inc., Debentures, 9.500% due 10/15/12	583,000
1,190,000	B	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	1,160,250
535,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	450,737
1,335,000	B	Georgia-Pacific Corp., Debentures, 7.700% due 6/15/15	1,341,675
		NewPage Corp.:
305,000	CCC+	Senior Secured Notes, 10.000% due 5/1/12	328,256
1,395,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,520,550
600,000	B+	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	565,500
270,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	272,419
145,000	CCC-	Tembec Industries Inc., Senior Notes, 7.750% due 3/15/12	86,638

		Total Paper & Forest Products	8,007,900

Personal Products — 0.7%
1,025,000	CCC	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	804,625
		Playtex Products Inc.:
900,000	B	Senior Secured Notes, 8.000% due 3/1/11	954,000
150,000	CCC+	Senior Subordinated Notes, 9.375% due 6/1/11	157,125

		Total Personal Products	1,915,750

Pharmaceuticals — 0.3%
1,000,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	980,000

Real Estate Investment Trusts (REITs) — 1.6%
		Host Marriott LP, Senior Notes:
625,000	BB-	7.125% due 11/1/13	637,500
700,000	BB-	6.750% due 6/1/16 (b)	694,750
1,020,000	BB-	Series I, 9.500% due 1/15/07	1,048,050
1,125,000	BB-	Series O, 6.375% due 3/15/15	1,094,063
770,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (b)	754,600
		MeriStar Hospitality Corp., Senior Notes:
225,000	B-	9.000% due 1/15/08	238,781
50,000	B-	9.125% due 1/15/11	57,750

		Total Real Estate Investment Trusts (REITs)	4,525,494

See Notes to Financial Statements.

22         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Road & Rail — 0.8%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
$ 250,000	BB-	7.625% due 5/15/14 (b)	$255,625
450,000	BB-	7.750% due 5/15/16 (b)	460,125
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
130,000	B-	10.250% due 6/15/07	135,850
900,000	B-	9.375% due 5/1/12	972,000
50,000	B-	12.500% due 6/15/12	55,625
433,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	453,026

		Total Road & Rail	2,332,251

Semiconductors & Semiconductor Equipment — 0.9%
		Amkor Technology Inc.:
325,000	CCC+	Senior Notes, 9.250% due 2/15/08	344,094
1,290,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,320,637
1,010,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	946,875

		Total Semiconductors & Semiconductor Equipment	2,611,606

Software — 0.2%
465,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	475,463

Specialty Retail — 1.6%
540,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	560,250
		AutoNation Inc., Senior Notes:
240,000	BB+	7.045% due 4/15/13 (b)(d)	245,400
300,000	BB+	7.000% due 4/15/14 (b)	303,000
105,000	CCC	Blockbuster, Inc., Senior Subordinated Notes, 10.000% due 9/1/12 (b)	99,750
445,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (b)	389,375
740,000	CCC-	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	717,800
190,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	197,600
725,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	788,481
668,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	721,440
565,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	538,162

		Total Specialty Retail	4,561,258

Textiles, Apparel & Luxury Goods — 1.0%
		Levi Strauss & Co., Senior Notes:
200,000	B-	9.740% due 4/1/12 (d)	209,250
255,000	B-	12.250% due 12/15/12	289,425
975,000	B-	9.750% due 1/15/15	1,033,500
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	622,500
670,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	703,500

		Total Textiles, Apparel & Luxury Goods	2,858,175

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         23

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Thrifts & Mortgage Finance — 0.4%
$1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	$1,134,125

Wireless Telecommunication Services — 4.0%
675,000	CCC	Centennial Communications Corp., Senior Notes, 10.740% due 1/1/13 (d)	708,750
3,550,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,475,215
		Nextel Communications Inc., Senior Notes:
1,650,000	A-	Series D, 7.375% due 8/1/15	1,723,793
1,775,000	A-	Series E, 6.875% due 10/31/13	1,823,903
		Sprint Capital Corp.:
1,350,000	A-	Notes, 8.750% due 3/15/32	1,679,929
775,000	A-	Senior Notes, 6.875% due 11/15/28	800,714

		Total Wireless Telecommunication Services	11,212,304

		TOTAL CORPORATE BONDS & NOTES (Cost — $262,932,010)	269,771,330

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,402,534	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(e)(f) (Cost — $1,559,727)	0

LOAN PARTICIPATIONS — 2.1%
United States — 2.1%
3,000,000		UPC Broadband Inc. Term Loan, Tranche H2, 7.330% due 3/15/12 (Bank of America)	3,019,375
3,000,000		UPC Finance, 7.000% due 3/15/13	3,019,376

		TOTAL LOAN PARTICIPATIONS (Cost — $6,000,000)	6,038,751

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.3%
Household Durables — 0.2%
2,453,154		Home Interiors of Gifts Inc. (e)(f)*	662,351

Media — 0.1%
7,991		NTL Inc.*	219,593

		TOTAL CONSUMER DISCRETIONARY	881,944

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
23,465		Aurora Foods Inc. (e)(f)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
1,619		Outsourcing Solutions Inc. (f)*	6,882

See Notes to Financial Statements.

24         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Schedules of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
4,335	Motorola Inc.	$92,552

Semiconductors & Semiconductor Equipment — 0.0%
478	Freescale Semiconductor Inc., Class B Shares*	15,138

	TOTAL INFORMATION TECHNOLOGY	107,690

MATERIALS — 0.1%
Chemicals — 0.1%
17,316	Applied Extrusion Technologies Inc., Class A Shares*	138,528

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (f)*	0

Wireless Telecommunication Services — 0.0%
1	Crown Castle International Corp.*	34

	TOTAL TELECOMMUNICATION SERVICES	34

UTILITIES — 0.0%
Independent Power Producers & Energy Traders — 0.0%
2,692	Mirant Corp.*	66,116

	TOTAL COMMON STOCKS (Cost — $2,667,480)	1,201,194

CONVERTIBLE PREFERRED STOCKS — 0.1%
TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
7,000	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $206,250)	386,750

Warrant
WARRANTS — 0.1%
360	American Tower Corp., Class A Shares, Expires 8/1/08 (b)*	173,011
430	Cybernet Internet Services International Inc., Expires 7/1/09 (b)(e)(f)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (b)(e)(f)*	0
375	IWO Holdings Inc., Expires 1/15/11 (b)(e)(f)*	0
165	Jazztel PLC, Expires 5/1/09 (b)(f)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09 (b)(e)(f)*	0
80	Pliant Corp., Expires 6/1/10 (b)(e)(f)*	1
700	RSL Communications Ltd., Class A Shares, Expires 11/15/06 (e)(f)*	0

	TOTAL WARRANTS (Cost — $204,294)	173,012

	TOTAL INVESTMENTS — 98.8% (Cost — $273,569,761#)	277,571,037
	Other Assets in Excess of Liabilities — 1.2%	3,247,680

	TOTAL NET ASSETS — 100.0%	$280,818,717

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         25

Schedules of Investments (April 30, 2006) (unaudited) (continued)

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 27 and 28 for definitions of ratings.

See Notes to Financial Statements.

26         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard and Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa and Ca	— Bonds rated “Caa” and “Ca” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         27

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch’’) — Ratings from “AA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AA	— Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligator’s ability to pay interest and/or dividends and repay principal is very strong.
A

— Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB

— Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB

— Bonds rated “BB” indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.

B

— Bonds rated “B” indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C

— Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

28         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Statements of Assets and Liabilities (April 30, 2006) (unaudited)

	Legg Mason Partners Variable Adjustable Rate Income Portfolio	Legg Mason Partners Variable High Income Portfolio
ASSETS:
Investments, at cost	$40,544,626	$273,569,761

Investments, at value	40,294,107	277,571,037
Cash	648,694	50,407
Dividends and interest receivable	103,679	6,153,188
Receivable for securities sold	947,113	2,908,579
Receivable for Fund shares sold	41,182	6,377
Principal paydown receivable	20,225	—
Deposits with brokers for open futures contracts	5,400	—
Prepaid expenses	—	63,351

Total Assets	42,060,400	286,752,939

LIABILITIES:
Payable for securities purchased	2,853,051	5,618,830
Investment management fee payable	17,795	138,452
Payable to broker — variation margin on open futures contracts	11,638	—
Distribution fees payable	1,074	—
Deferred dollar roll income	488	—
Payable for Fund shares repurchased	50	118,582
Accrued expenses	24,984	58,358

Total Liabilities	2,909,080	5,934,222

Total Net Assets	$39,151,320	$280,818,717

NET ASSETS:
Par value (Note 4)	$39	$381
Paid-in capital in excess of par value	39,171,484	366,894,259
Undistributed net investment income	339,832	5,829,085
Accumulated net realized loss on investments and futures contracts	(124,170)	(95,906,284)
Net unrealized appreciation (depreciation) on investments and futures contracts	(235,865)	4,001,276

Total Net Assets	$39,151,320	$280,818,717

Shares Outstanding	3,895,247	38,066,791

Net Asset Value	$10.05	$7.38

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         29

Statements of Operations (For the six months ended April 30, 2006) (unaudited)

	Legg Mason Partners Variable Adjustable Rate Income Portfolio	Legg Mason Partners Variable High Income Portfolio
INVESTMENT INCOME:
Interest	$889,753	$11,776,907
Dividends	—	18,709

Total Investment Income	889,753	11,795,616

EXPENSES:
Investment management fee (Note 2)	108,124	848,893
Distribution fees (Note 2)	49,147	—
Audit and tax	13,784	12,702
Shareholder reports	8,253	21,498
Legal fees	8,127	9,438
Directors’ fees	5,544	9,439
Custody fees	3,736	13,833
Transfer agent fees (Note 2)	847	1,576
Insurance	—	3,088
Miscellaneous expenses	568	1,055

Total Expenses	198,130	921,522
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(31,922)	(7,921)

Net Expenses	166,208	913,601

Net Investment Income	723,545	10,882,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(21,602)	2,238,622
Futures contracts	50,919	—

Net Realized Gain	29,317	2,238,622

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(45,045)	1,610,733
Futures contracts	(19,593)	—

Change in Net Unrealized Appreciation/Depreciation	(64,638)	1,610,733

Net Gain (Loss) on Investments and Futures Contracts	(35,321)	3,849,355

Increase in Net Assets From Operations	$688,224	$14,731,370

See Notes to Financial Statements.

30         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

Legg Mason Partners Variable Adjustable Rate Income Portfolio	2006	2005
OPERATIONS:
Net investment income	$723,545	$816,945
Net realized gain (loss)	29,317	(16,712)
Change in net unrealized appreciation/depreciation	(64,638)	(175,940)

Increase in Net Assets From Operations	688,224	624,293

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,200,004)	(300,185)

Decrease in Net Assets From Distributions to Shareholders	(1,200,004)	(300,185)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,710,810	21,156,364
Reinvestment of distributions	1,200,004	300,185
Cost of shares repurchased	(5,562,838)	(7,217,375)

Increase in Net Assets From Fund Share Transactions	1,347,976	14,239,174

Increase in Net Assets	836,196	14,563,282
NET ASSETS:
Beginning of period	38,315,124	23,751,842

End of period*	$39,151,320	$38,315,124

* Includes undistributed net investment income of:	$339,832	$816,291

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         31

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

Legg Mason Partners Variable High Income Portfolio	2006	2005
OPERATIONS:
Net investment income	$10,882,015	$21,065,496
Net realized gain	2,238,622	2,557,666
Change in net unrealized appreciation/depreciation	1,610,733	(14,885,829)
Increase from payment by affiliate	—	92,400

Increase in Net Assets From Operations	14,731,370	8,829,733

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(23,000,001)	(23,581,997)

Decrease in Net Assets From Distributions to Shareholders	(23,000,001)	(23,581,997)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	3,038,923	37,541,706
Reinvestment of distributions	23,000,001	23,581,997
Cost of shares repurchased	(24,422,040)	(38,385,269)

Increase in Net Assets From Fund Share Transactions	1,616,884	22,738,434

Increase (Decrease) in Net Assets	(6,651,747)	7,986,170
NET ASSETS:
Beginning of period	287,470,464	279,484,294

End of period*	$280,818,717	$287,470,464

* Includes undistributed net investment income of:	$5,829,085	$17,947,071

See Notes to Financial Statements.

32         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Legg Mason Partners Variable Adjustable Rate Income Portfolio	2006(1)		2005	2004	2003(2)
Net Asset Value, Beginning of Period	$10.18		$10.10	$10.01	$10.00

Income (Loss) From Operations:
Net investment income	0.18		0.24	0.09	0.01
Net realized and unrealized gain (loss)	(0.00	)(3)	(0.05)	0.03	—

Total Income From Operations	0.18		0.19	0.12	0.01

Less Distributions From:
Net investment income	(0.31)		(0.11)	(0.03)	—

Total Distributions	(0.31)		(0.11)	(0.03)	—

Net Asset Value, End of Period	$10.05		$10.18	$10.10	$10.01

Total Return(4)	1.76%		1.87%	1.24%	0.10%

Net Assets, End of Period (millions)	$39		$38	$24	$11

Ratios to Average Net Assets:
Gross expenses	1.01	%(5)	1.13%	1.31%	4.72	%(5)
Net expenses(6)(7)	0.85	(5)(8)	0.98	1.00 (8)	1.00	(5)(8)
Net investment income	3.68	(5)	2.49	1.19	0.87	(5)

Portfolio Turnover Rate	27	%(9)	12%	68%	3%

(1)	For the six months ended April 30, 2006 (unaudited).
(2)	For the period September 12, 2003 (commencement of operations) to October 31, 2003.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a contractual expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(7)	Citigroup Global Markets Inc. and Legg Mason Investor Services, LLC (the ”Distributor”) voluntarily waived 0.15% of 12b-1 distribution plan fees.
(8)	The investment manager contractually and/or voluntarily waived a portion of its fees and/or reimbursed expenses.
(9)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended April 30, 2006.

See Notes to Financial Statements.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         33

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Legg Mason Partners Variable High Income Portfolio	2006(1)		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$7.61		$8.02		$7.67	$6.65	$8.32		$10.29

Income (Loss) From Operations:
Net investment income	0.29		0.58		0.58	0.63	0.82	(2)	1.02
Net realized and unrealized gain (loss)	0.10		(0.33)		0.32	1.28	(1.44	)(2)	(1.80)

Total Income (Loss) From Operations	0.39		0.25		0.90	1.91	(0.62)		(0.78)

Less Distributions From:
Net investment income	(0.62)		(0.66)		(0.55)	(0.89)	(1.05)		(1.19)

Total Distributions	(0.62)		(0.66)		(0.55)	(0.89)	(1.05)		(1.19)

Net Asset Value, End of Period	$7.38		$7.61		$8.02	$7.67	$6.65		$8.32

Total Return(3)	5.37%		3.14	%(4)	12.33%	31.70%	(7.39)%		(8.08)%

Net Assets, End of Period (millions)	$281		$287		$279	$237	$155		$176

Ratios to Average Net Assets:
Gross expenses	0.65	%(5)	0.66%		0.66%	0.69%	0.69%		0.67%
Net expenses	0.65	(5)(6)	0.66		0.66 (6)	0.69	0.69		0.67
Net investment income	7.69	(5)	7.31		7.93	9.53	10.39	(2)	11.52

Portfolio Turnover Rate	37%		20%		33%	36%	78%		77%

(1)	For the six months ended April 30, 2006 (unaudited).
(2)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 10.48%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

34         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio (formerly known as SB Adjustable Rate Income Portfolio and Smith Barney High Income Portfolio (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios III, Inc. (formerly known as Travelers Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. The Legg Mason Partners Variable High Income Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Mortgage Dollar Rolls. The Legg Mason Partners Variable Adjustable Rate Income Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Legg Mason Partners Variable Adjustable Rate Income Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA

36         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Credit and Market Risk. The Legg Mason Partners Variable High Income Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Funds’ investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Funds’ then existing investment management contracts to

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

terminate. The Funds’ shareholders approved a new investment management contract between the Funds and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to the Legg Mason transaction and continuing under the new investment management agreement, effective December 1, 2005, Legg Mason Partners Variable Adjustable Rate Income Portfolio pays the Manager an investment management fee calculated daily and payable monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

Prior to the Legg Mason transaction and continuing under the new investment management agreement, effective December 1, 2005, Legg Mason Partners Variable High Income Portfolio pays the Manager a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. These fees are calculated daily and payable monthly.

During the year ended October 31, 2005 SBFM reimbursed Legg Mason Partners Variable High Income in the amount of $92,400 for losses incurred resulting from an investment transaction error.

Legg Mason Partners Variable Adjustable Rate Income Portfolio has a contractual expense limitation in place of 1.00%. During the six months ended April 30, 2006, the Manager voluntarily waived expenses amounting to $2,434 and $7,921 for Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio, respectively.

The Funds’ Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Funds, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Funds’ transfer agent. Also, prior to January 1, 2006, PFPC acted as the Funds’ sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio paid transfer agent fees of $2,089 and $2,091, respectively, to CTB.

The Funds’ Board has appointed the Funds’ current distributor, Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Funds. The Funds’ Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a

38         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

“Service Agent”) that currently offer Fund shares will continue to make the Funds’ shares available to their clients. Additional Service Agents may offer Fund shares in the future.

The Company, on behalf of Legg Mason Partners Variable Adjustable Rate Income Portfolio, has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that Legg Mason Partners Variable Adjustable Rate Income Portfolio shall pay a fee in an amount not to exceed 0.25% of the average daily net assets of Legg Mason Partners Variable Adjustable Rate Income Portfolio. This fee is calculated daily and paid monthly. The company has agreed to voluntarily waive 0.15% of the Rule 12b-1 distribution plan fees for Legg Mason Partners Variable Adjustable Rate Income Portfolio. For the six months ended April 30, 2006, Rule 12b-1 distribution plan fees of $29,488 for Legg Mason Partners Variable Adjustable Rate Income Portfolio were waived.

For the period ended April 30, 2006, CGM, its affiliates and LMIS did not receive any brokerage commissions from the Funds.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S Government & Agency Obligations were as follows:

	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Legg Mason Partners Variable Adjustable Rate Income Portfolio	$9,650,661	$9,104,383	$3,254,509	$1,044,944
Legg Mason Partners Variable High Income Portfolio	114,660,186	99,907,793	—	—

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Legg Mason Partners Variable Adjustable Rate Income Portfolio	Legg Mason Partners Variable High Income Portfolio
Gross unrealized appreciation	$39,144	$12,227,585
Gross unrealized depreciation	(289,663)	(8,226,309)

Net unrealized appreciation/depreciation	$(250,519)	$4,001,276

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         39

Notes to Financial Statements (unaudited) (continued)

At April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Eurodollar Futures	54	9/06	$12,787,730	$12,792,600	$(4,870)
U.S. Treasury Notes 2 Year Futures	18	6/06	3,672,213	3,667,218	4,995
U.S. Treasury Notes 10 Year Futures	16	6/06	1,703,779	1,689,250	14,529

Net Unrealized Gain on Open Futures Contracts					$14,654

At April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio had deposited $5,400 with the broker as initial margin collateral.

At April 30, 2006, Legg Mason Partners Variable High Income Portfolio did not have any open futures contracts.

At April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio had outstanding mortgage dollar rolls with a total cost of $953,223. During the six months ended April 30, 2006, the Legg Mason Partners Variable Adjustable Rate Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $946,625. For the six months end April 30, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio recorded interest income of $488 related to such mortgage rolls.

4.	Capital Shares

At April 30, 2006, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Legg Mason Partners Variable Adjustable Rate Income Portfolio
Shares sold	566,217	2,096,973
Shares issued on reinvestment	120,846	29,989
Shares repurchased	(554,655)	(715,287)

Net Increase	132,408	1,411,675

Legg Mason Partners Variable High Income Portfolio
Shares sold	406,614	4,829,415
Shares issued on reinvestment	3,225,807	3,127,586
Shares repurchased	(3,327,795)	(5,025,782)

Net Increase	304,626	2,931,219

40         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Capital Loss Carryforward

On October 31, 2005, Legg Mason Partners Variable Adjustable Rate Income Portfolio had a net capital loss carryforward of $119,240 of which $2,911 expires in 2011, $38,733 expires in 2012, and $77,596 expires in 2013. Legg Mason Partners Variable High Income Portfolio had a net capital loss carryforward of $97,285,014 of which $9,630,515 expires in 2007, $18,327,807 expires in 2008, $42,940,350 expires in 2009, $21,882,303 expires in 2010, and $4,504,039 expires in 2011. Theses amounts will be available to offset any future taxable capital gains.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell

42         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report         43

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 15, 2005, a Special Meeting of Shareholders was held for the following purposes: 1) to approve a new management agreement and 2) to elect Directors1. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

1. Approval of New Management Agreement

Fund Name	Votes For	Votes Against	Abstentions	Broker Non-Votes
Legg Mason Partners Variable Adjustable Rate Income Portfolio	3,493,345.840	8,819.280	137,784.220	0.000

Legg Mason Partners Variable High Income Portfolio	34,372,243.657	342,426.397	1,363,878.024	0.000

2. Election of Directors1

Nominees:	Votes For	Authority Withheld	Abstentions	Broker Non-Votes
Robert A. Frankel	644,358,719.408	16,164,564.582	0.000	0.000
Michael Gellert	644,364,511.260	16,158,772.730	0.000	0.000
Rainer Greeven	644,620,846.258	15,902,437.742	0.000	0.000
Susan M. Heilbron	644,899,625.635	15,623,658.365	0.000	0.000
R. Jay Gerken	644,284,458.802	16,238,825.188	0.000	0.000

[1]	Directors are elected by the shareholders of all the Funds in the series of the company including the Fund.

44         Legg Mason Partners Variable Portfolios III, Inc. 2006 Semi-Annual Report

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable High Income Portfolio

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

James M. Giallanza

Chief Financial Officer and Treasurer

Theresa M. Veres

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

ANNUITY
ADMINISTRATION

Travelers Annuity Investor Services

One Cityplace

Hartford, Connecticut 06103-3415

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Adjustable Rate Income and Legg Mason Partners Variable High Income Portfolios.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

IN0802 6/06	SR06-51

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable High Income Portfolio

The Funds are separate investment funds of the Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information of Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Funds’ former Traveler Series Fund Inc. name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios III, Inc.

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios III, Inc.

Date: July 7, 2006

By:	/s/ James M. Giallanza
(James M. Giallanza)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios III, Inc.

Date: July 7, 2006